Note 2 - Summary of Significant Accounting Policies: I) Recent Pronouncements (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Policies
I) Recent Pronouncements		a) Basis of Presentation The financial statements have been prepared according to GAAP.
I) Recent Pronouncements	i) Recent Pronouncements The Company does not expect any recent accounting pronouncements to have a material impact on the Company's financial position, operations, or cash flows.